Retirement Benefit Plans - Summary of Defined Benefit Plans Amounts Included in Consolidated Balance Sheets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of net defined benefit liability (asset) [abstract]
Present value of the defined benefit obligation	$ 11,431,170	$ 364,398	$ 10,123,897
Fair value of the plan assets	(7,819,145)	(249,255)	(7,254,310)
Net defined benefit liabilities	3,612,025	115,143	2,869,587
Recorded under other payables	(19,057)	(608)	(18,622)
Recorded under other non-current assets	342,046	10,904	164,176
Recorded under net defined benefit liabilities	$ 3,935,014	$ 125,439	$ 3,015,141